LEASE (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Lease
Operating Lease, Weighted Average Remaining Lease Term	1 year 8 months 26 days	1 year 8 months 26 days
Weighted average discount rate	5.28%	5.28%
Lease expense	$ 205	¥ 1,414	¥ 23,738	¥ 20,976